Warrants (Details)	12 Months Ended
Oct. 31, 2019 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of Warrants outstanding at beginning	148,722
Weighted Average Exercise Price, Warrants outstanding at beginning | $ / shares	$ 7.39
Number of Warrants outstanding at ending	27,584,605
Weighted Average Exercise Price, Warrants outstanding at ending | $ / shares	$ 0.53
Warrants [Member]
IfrsStatementLineItems [Line Items]
Issued in connection with the Transaction	11,288,149
Weighted Average Exercise Price, Issued in connection with the Transaction | $ / shares	$ 0.55
Warrants Issued pursuant to subscription receipts	9,964,940
Weighted Average Exercise Price, Issued pursuant to subscription receipts | $ / shares	$ 0.55
Warrants Issued in connection with convertible debentures	3,409,091
Weighted Average Exercise Price, Issued in connection with convertible debentures | $ / shares	$ 0.55
Warrants Issued to brokers	757,125
Weighted Average Exercise Price, Issued to brokers | $ / shares	$ 0.44
Warrants Issued to terminate purchase agreement	2,148,117
Weighted Average Exercise Price, Issued to terminate purchase agreement | $ / shares	$ 0.44
Warrants expired	(131,539)
Weighted Average Exercise Price, Warrants expired | $ / shares	$ (6.52)
Warrants Issuance costs